Consolidated Statements of Cash Flows - 10K - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Net (loss) income	$ (10,329)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Impairment loss			2,363	0	0
Depreciation expense	3,341	3,714	8,086	8,818	8,805
Non-cash operating lease expense	2,646	2,560	5,252	4,155	5,269
Operating lease tenant allowances	1,272	2,424	7,727	0	0
Stock based compensation	361	111	295	280	365
Gain on extinguishment of debt	0	(8,448)	(8,355)	(2,800)	(388)
Amortization of debt issuance costs	897	9	246	19	19
(Increase) decrease in operating assets:
Accounts receivable	188	(56)	(431)	(402)	(373)
Inventories	(28)	(59)	(99)	(134)	158
Prepaid expenses and other current assets	(85)	49	(250)	126	120
Other long-term assets			0	3,006	(3,006)
(Decrease) increase in operating liabilities:
Accrued occupancy costs	(4,210)	(2,038)	(3,595)	(5,363)	16,100
Other accrued liabilities	289	(408)	(662)	276	1,917
Increase in lease liability	(4,697)	(4,101)	(7,632)	(8,451)	(8,041)
Net cash (used in) operating activities	(15,924)	(997)	(12,040)	(5,586)	(8,185)
Cash flows from investing activities:
Purchase of property and equipment	(9,793)	(3,539)	(12,987)	(1,898)	(644)
Net cash provided by (used in) investing activities	(9,793)	(3,539)	(12,987)	(1,898)	(644)
Cash flows from financing activities:
Proceeds from stock option exercises	0	6	66	0	80
Proceeds from warrant issuances			3,758	56	0
Proceeds from issuance of preferred stock, net	19,843	200	200	7,500	2,700
Principal payments on long-term notes payable			(6,144)	(2,618)	(779)
Redemption of convertible notes			(100)	0	0
Debt and equity warrant issuance costs			(2,304)	0	0
Proceeds from short-term borrowings			0	775	375
Proceeds from long-term borrowings	7,499	0	29,080	5,350	3,415
Net cash provided by (used in) financing activities	25,272	(893)	24,556	11,063	5,791
Net change in cash and cash equivalents	(445)	(5,429)	(471)	3,579	(3,038)
Cash and cash equivalents, beginning of period	8,436	8,907	8,907	5,328	8,366
Cash and cash equivalents, end of period	7,991	3,478	8,436	8,907	5,328
Supplemental disclosures of cash flow information:
Cash paid for interest	2,287	529	1,428	824	488
Supplemental disclosures of non-cash operating, investing and financing activities:
Leased assets obtained in exchange for new operating lease liabilities			7,580	16,586	1,061
Conversion of long-term borrowings to preferred shares			1,050	0	0
Non-cash capital expenditures included in accounts payable	2,798	3,288	9,924	1,054	16
Nonrelated Party
(Decrease) increase in operating liabilities:
Accounts payable	3,258	3,578	(7,551)	1,820	1,004
Related Party
(Decrease) increase in operating liabilities:
Accounts payable	$ 809	$ 23	$ 91	$ 2,981	$ (136)